Accrued And Other Liabilities (Accrued Liabilities) (Detail) - USD ($) $ in Thousands	Jun. 28, 2017	Jun. 29, 2016
ACCRUED AND OTHER LIABILITIES [Abstract]
Sales tax	$ 22,561	$ 26,280
Insurance	17,484	19,976
Property tax	16,566	15,762
Dividends	16,649	17,760
Other	48,322	41,546
Other accrued liabilities	$ 121,582	$ 121,324